SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)		1 Months Ended	3 Months Ended					6 Months Ended		7 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended
	Nov. 23, 2021	Mar. 31, 2021	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Sep. 30, 2021	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Product Information [Line Items]
Cash held in trust account			$ 204,211,529								$ 204,211,529	$ 203,000,706	$ 203,000,706
Payments of Stock Issuance Costs												582,540
Fair value of representative shares											268,617	268,617
Underwriter discount			8,499,949								8,499,949	8,499,949	8,499,949
Proceeds from initial public offering												197,498,815
Federal depository insurance			250,000								250,000	250,000	250,000
Offering costs			582,540								582,540
Temporary Equity, Par Value			204,211,529								204,211,529
Net profit		$ (29,055)	(202,169)	$ (983,499)	$ (462,567)	$ (583)	$ (205)			$ (29,843)	(1,648,235)	(181,695)
Operating loss			1,118,431			$ 583				$ 29,843	2,859,058	183,619
Working capital			$ 1,303,242								$ 1,303,242	1,555,816	1,555,816
Seamless Group Inc [Member]
Product Information [Line Items]
Working capital deficit				27,600,000				$ 27,600,000				21,500,000	21,500,000	$ 34,800,000
Net liabilities				9,900,000				9,900,000				8,100,000	8,100,000	2,700,000
Net profit								(4,250,371)	$ (614,679)				(12,885,300)	(5,066,041)
Operating loss								1,663,285	$ (1,144,520)				(39,722)	405,981
Maximum funding amount for merger acquisition													190,000,000
Accounts receivable, credit loss														175,676
Impairment charge													0	0
Impairment of long lived assets													0	0
Advertising and promotion costs													543,793	100,643
Outstanding balance of convertible debt												21,000,000	$ 21,000,000	$ 26,000,000
Working capital				$ 1,800,000				1,800,000
Expected amount from merger transaction								$ 200,000,000
Seamless Group Inc [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Percentage of concentration credit risk													64.00%	68.00%
Seamless Group Inc [Member] | Convertible Bond [Member]
Product Information [Line Items]
Outstanding balance of convertible debt												21,000,000	$ 21,000,000	$ 22,500,000
Seamless Group Inc [Member] | Computer Software, Intangible Asset [Member]
Product Information [Line Items]
Intangible assets amortized period													5 years
Seamless Group Inc [Member] | Developed Technology Rights [Member]
Product Information [Line Items]
Intangible assets amortized period													7 years
Seamless Group Inc [Member] | Trademarks and Trade Names [Member]
Product Information [Line Items]
Intangible assets amortized period													10 years
Seamless Group Inc [Member] | Tranglo [Member]
Product Information [Line Items]
Net profit													$ 5,000,000	4,800,000
Seamless Group Inc [Member] | WalletKu [Member]
Product Information [Line Items]
Operating loss													$ 800,000	$ 1,100,000
IPO [Member]
Product Information [Line Items]
Proceeds from initial public offering	$ 202,998,782											$ 202,998,782